UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Hawkshaw Capital Management, LLC

Address:    400 Madison Avenue, 14th Floor
            New York, NY 10017

13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kian Ghazi
Title:      Managing Member
Phone:      212-207-3537

Signature, Place and Date of Signing:


/s/ Kian Ghazi             New York, New York             February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $ 146,344
                                       (thousands)

List of Other Included Managers: None


COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COL 7          COLUMN 8

                                                          VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS   SOLE      SHARED    NONE
--------------                --------------   ------     --------  -------   --- ----  ----------  ----   -----     ------    ----
ABERCROMBIE & FITCH CO        CLASS A          002896207    6,415     184,073 SH          SOLE      NONE     184,073
ANNTAYLOR STORES CORP         COM              036115103    4,890     358,469 SH          SOLE      NONE     358,469
CORE MARK HOLDING CO INC      COM              218681104   11,021     334,370 SH          SOLE      NONE     334,370
DELL INC                      COM              24702R101   13,016     906,406 SH          SOLE      NONE     906,406
ELECTRONIC ARTS INC           COM              285512109   10,475     590,165 SH          SOLE      NONE     590,165
FROZEN FOOD EXPRESS INDS INC  COM              359360104    6,675   2,022,798 SH          SOLE      NONE   2,022,798
GREENLIGHT CAPITAL RE LTD     CLASS A          G4095J109    3,671     155,610 SH          SOLE      NONE     155,610
HARRIS STRATEX NTWRKS INC     CLASS A          41457P106    7,403   1,071,396 SH          SOLE      NONE   1,071,396
IAC INTERACTIVECORP           COM PAR $.001    44919P508    5,662     276,479 SH          SOLE      NONE     276,479
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100    6,309     136,521 SH          SOLE      NONE     136,521
MEMC ELECTR MATLS INC         COM              552715104    3,815     280,100 SH          SOLE      NONE     280,100
PAPA JOHNS INTL INC           COM              698813102      350      15,000 SH          SOLE      NONE      15,000
SCHOLASTIC CORP               COM              807066105    7,719     258,758 SH          SOLE      NONE     258,758
SONOSITE INC                  COM              83568G104    9,314     394,141 SH          SOLE      NONE     394,141
SPDR GOLD TRUST               GOLD SHS         78463V107    6,450      60,104 SH          SOLE      NONE      60,104
SPDR TR                       UNIT SER 1       78462F103   19,781     177,500      PUT    SOLE      NONE     177,500
UNIVERSAL TECHNICAL INST INC  COM              913915104   15,934     788,807 SH          SOLE      NONE     788,807
UNIVERSAL TECHNICAL INST INC  COM              913915104    7,444     368,500     CALL    SOLE      NONE     368,500

SK 21676 0006 1071728